Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash held in banks	$ 173,206	$ 170,468
Money market funds	1,011,330	99,362
Short-term deposits	333,353	12,328
Amounts held by payment service providers	55,532	40,271
Cash and cash equivalents	$ 1,573,421	$ 322,429	$ 1,044,786	$ 384,002